Supplement to the
Fidelity Advisor® Diversified Stock Fund
Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADESI-I-15-01  June 1, 2015
1.820519.113

Supplement to the
Fidelity Advisor® Capital Development Fund
Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADESII-I-15-01  June 1, 2015
1.820521.113

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Capital Development Fund	FDTTX	FDTZX	FDEBX	FDECX	FDEIX
Fidelity Advisor Diversified Stock Fund	FDTOX	FDTEX	FDTBX	FDTCX	FDTIX

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADESI-ADESIIB-15-01  June 1, 2015
1.823112.112